Share-based compensation - Schedule of fair values of PSUs granted using the Black-Scholes option pricing model (Details) - RSUs [Member]	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Share-based compensation - Schedule of fair values of PSUs granted using the Black-Scholes option pricing model (Details) [Line Items]
Outstanding	97,600	32,690
Granted		0
Converted to common shares	(96,000)	0
Outstanding	1,600	32,690